Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepayments and Other Current Assets
Schedule of components of prepayments and other current assets

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Prepayments	645,169	2,515,711	385,550
Inventories	—	1,718,410	263,358
VAT recoverable	102,426	371,958	57,005
Interest receivables	146,294	309,027	47,360
Rental and other deposits	12,060	54,773	8,394
Others	44,328	189,652	29,066
	950,277	5,159,531	790,733